WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 138.6%
Alabama - 6.6%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$700,000	$807,066	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,580,000	11,886,027
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,400,000	1,518,143
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	9,230,000	10,341,182
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	6,900,000	7,779,451
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	5,690,000	5,964,792	(b)(c)

Total Alabama				38,296,661

Alaska - 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	904,240
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,000,000	1,148,533	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,864,463

Total Alaska				3,917,236

Arizona - 5.0%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	814,074
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	4,120,000	4,432,650	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	1,036,058	(d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	890,269
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,367,891
Series 2007	5.000%	12/1/32	10,000,000	12,220,220
Series 2007	5.000%	12/1/37	5,500,000	7,009,870

Total Arizona				28,771,032

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 18.6%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	$1,750,000	$1,969,520
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,161,440	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	1.300%	4/1/24	5,500,000	5,576,517	(b)(c)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	580,920
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,500,000	1,716,126	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/47	1,900,000	2,162,266	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	12,733,675	(a)(d)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,116,766
Various Purpose, Refunding	5.000%	9/1/41	3,250,000	4,114,556
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,812,317	(d)
California Statewide CDA, Community Improvement Authority Revenue:
Renaissance at City Center, Series A	5.000%	7/1/51	750,000	792,907
Senior Bonds, Pasadena	3.000%	12/1/56	875,000	740,561
Chino Valley, CA, USD, GO, Series B	5.000%	8/1/55	1,250,000	1,515,166
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.250%	6/1/47	520,000	526,053	(e)
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	100,000	101,077	(e)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,565,805
Los Angeles County, CA, Public Works Financing Authority Revenue, Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,018,106

See Notes to Schedule of Investments.

2	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	$800,000	$904,792	(a)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	564,877	(a)
Los Angeles International Airport, Subordinated, Series C, Refunding	5.000%	5/15/45	1,500,000	1,827,703	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/39	500,000	583,765	(a)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	2,500,000	2,884,722	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	5,565,000	6,417,638	(a)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,000,000	2,155,210	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	2,926,985
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/47	4,000,000	4,576,239
Series C	5.000%	7/1/37	1,000,000	1,164,503
Series C	5.000%	7/1/42	2,000,000	2,320,165
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,788,061
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,896,402
Series B	6.500%	11/1/39	8,000,000	11,818,350
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	1,989,242
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,067,310
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	1,900,000	2,254,772
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,184,727

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continuedea
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$2,500,000	$2,816,047
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A	5.000%	5/1/52	5,000,000	5,980,866	(a)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,718,054	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,192,959
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	1,000,000	1,109,625	(f)
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	500,000	581,579
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	500,000	579,130

Total California				107,507,501

Colorado - 6.0%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	515,680
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,861,263
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	1,900,000	2,060,181
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	659,148
Denver, CO, Airport System Revenue, Series C	6.125%	11/15/25	10,945,000	11,949,082	(a)(g)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	12,200,000	17,588,324

Total Colorado				34,633,678

Connecticut - 1.6%
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,761,117
Transportation Infrastructure, Series A	5.000%	5/1/38	2,750,000	3,365,342

See Notes to Schedule of Investments.

4	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
Connecticut State, GO:
Series A	5.000%	4/15/35	$1,650,000	$1,992,706
Series E	5.000%	10/15/34	930,000	1,064,665
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	900,000	1,004,431	(d)

Total Connecticut				9,188,261

District of Columbia - 0.5%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	3,135,247

Florida - 4.4%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,421,011	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	611,054	(d)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,656,672
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,706,896	(a)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A	5.000%	10/1/47	1,000,000	1,203,118	(a)(f)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	3,000,000	3,458,494	(a)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,233,133
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	813,237
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	835,843
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	500,000	493,364	(f)
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B-1	3.000%	6/1/27	1,500,000	1,497,068
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	1,000,000	1,172,821

Total Florida				25,102,711

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 1.6%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	$1,000,000	$1,198,263
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3 & 4 Project, Series A	5.000%	1/1/56	1,000,000	1,152,054
Project One, Series A	5.000%	1/1/50	1,000,000	1,188,088
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	800,000	919,023
Series B	5.000%	3/15/22	4,000,000	4,006,160
Series C	4.000%	9/1/26	560,000	608,367	(b)(c)

Total Georgia				9,071,955

Guam - 0.2%
Government of Guam, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,000,000	1,071,444

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,265,563

Illinois - 17.2%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,500,000	1,679,725
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/47	4,000,000	4,573,405
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	111,984
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	465,982
Dedicated, Series H	5.000%	12/1/36	500,000	559,050
Dedicated, Series H	5.000%	12/1/46	150,000	166,125
Series D	5.000%	12/1/46	6,435,000	7,203,040
Chicago, IL, GO:
Series A	5.000%	1/1/44	1,000,000	1,124,464
Series A, Refunding	5.000%	1/1/26	2,250,000	2,488,731
Series A, Refunding	6.000%	1/1/38	1,500,000	1,739,852
Series C, Refunding	5.000%	1/1/25	3,000,000	3,260,999
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,117,432
Series A, Refunding	5.000%	1/1/31	1,000,000	1,086,302	(a)
Series A, Refunding	5.000%	1/1/35	7,000,000	7,583,933	(a)
TrIPS Obligated Group	5.000%	7/1/48	700,000	807,083	(a)

See Notes to Schedule of Investments.

6	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	$1,000,000	$1,128,799
Second Lien, Series A, Refunding	4.000%	12/1/55	1,300,000	1,419,135
Second Lien, Series A, Refunding	5.000%	12/1/55	500,000	587,463
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	1,000,000	1,057,801
Second Lien, Series A	5.000%	1/1/47	1,000,000	1,129,247
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	855,437
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	2,126,819
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,509,747
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,301,695
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	2,931,746
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,341,868
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/40	1,750,000	1,961,103
Illinois State Finance Authority Revenue, Northshore University Health System, Refunding	4.000%	8/15/40	1,900,000	2,162,167
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	549,422
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	889,644
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/39	4,000,000	4,488,014
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,656,927
Series 2016	5.000%	11/1/33	2,350,000	2,630,118
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,869,267
Series A	5.000%	3/1/36	1,500,000	1,767,474
Series A	5.000%	5/1/36	690,000	779,449

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Series A	5.000%	5/1/39	$2,000,000	$2,251,561
Series A	5.000%	3/1/46	1,750,000	2,024,507
Series A, Refunding	5.000%	10/1/29	3,795,000	4,421,160
Series A, Refunding	5.000%	10/1/30	500,000	577,365
Series B, Refunding	5.000%	10/1/29	750,000	873,747
Series D	5.000%	11/1/27	2,000,000	2,300,154
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,750,000	2,923,400	(f)
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	1,500,000	1,561,052
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	7,150,000	7,958,641
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,432,310

Total Illinois				99,435,346

Indiana - 2.1%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,451,014
Marion General Hospital, Series A	4.000%	7/1/45	900,000	997,811
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,244,445	(a)(e)
Indianapolis, IN, Local Public Improvement Bond Bank, Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,228,930
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,089,585	(a)

Total Indiana				12,011,785

Iowa - 0.2%
Iowa State Tobacco Settlement Authority Revenue:
Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	500,000	535,089
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/49	750,000	797,671

Total Iowa				1,332,760

See Notes to Schedule of Investments.

8	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 2.2%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	$ 1,000,000	$ 1,174,705
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	5,000,000	5,406,868	(b)(c)
Series C	4.000%	6/1/25	5,800,000	6,183,984	(b)(c)

Total Kentucky				12,765,557

Louisiana - 1.8%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	2,000,000	2,283,827	(a)
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	5,000,000	5,037,014	(b)(c)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,300,000	1,304,265	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,750,000	1,768,347	(b)(c)

Total Louisiana				10,393,453

Maryland - 0.4%
Maryland EDC, Senior Student Housing Revenue, Morgan State University Project	5.000%	7/1/50	1,150,000	1,320,206
Maryland State Stadium Authority Built to Learn Revenue, Series A	4.000%	6/1/47	1,000,000	1,101,529	(f)

Total Maryland				2,421,735

Massachusetts - 2.0%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,174,240
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	520,476
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	825,533
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	579,536
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	1,100,000	1,183,448	(a)
Series A, Refunding	5.000%	7/1/36	1,700,000	2,022,269	(a)
Series E	5.000%	7/1/46	1,500,000	1,801,865	(a)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,146,291	(e)

Total Massachusetts				11,253,658

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 3.8%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	$1,000,000	$1,069,719
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	6,191,174
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	571,553
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/51	1,000,000	1,202,976	(a)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	689,329
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	625,000	690,333
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	1,320,000	1,339,264	(e)
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	1,160,000	1,254,698
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	275,962
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	500,000	538,998
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	400,000	455,191
Michigan State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series 2010F-4, Refunding	5.000%	11/15/47	3,000,000	3,585,413
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,578,941	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,654,119

Total Michigan				22,097,670

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,636,217	(e)

See Notes to Schedule of Investments.

10	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 0.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	$2,710,000	$2,828,022
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,364,887

Total Missouri				4,192,909

New Jersey - 10.8%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	827,887
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/26	2,500,000	2,531,531	(e)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,661,299	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	750,000	891,008	(e)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	1.800%	3/1/28	15,000,000	15,146,208	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,173,229
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,554,306
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,073,826	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	733,778	(a)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	464,474
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,364,172
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,737,681
Transportation Program, Series AA	5.000%	6/15/45	7,500,000	8,665,631
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,431,984
Transportation System, Series A, Refunding	5.000%	12/15/25	1,885,000	2,109,230
Transportation System, Series A, Refunding	5.000%	12/15/28	2,615,000	3,077,902

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	$2,675,000	$3,148,990
New Jersey State, GO:
COVID-19 Emergency, Series A	5.000%	6/1/28	3,500,000	4,159,911
COVID-19 Emergency, Series A	5.000%	6/1/29	2,500,000	3,025,227
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	600,000	684,427

Total New Jersey				62,462,701

New York - 19.7%
Brookhaven, NY, Local Development Corp. Revenue:
Long Island Community Hospital Project, Series A	5.000%	10/1/31	1,280,000	1,564,153
Long Island Community Hospital Project, Series A	4.000%	10/1/45	1,250,000	1,382,405
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	1,500,000	1,718,763
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2	5.000%	11/15/24	500,000	548,865
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	536,713
Green Bonds, Series D-1	5.000%	11/15/43	500,000	586,197
Green Bonds, Series D-3	4.000%	11/15/49	1,000,000	1,072,223
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,500,000	1,818,128
Green Bonds, Series E, Refunding	4.000%	11/15/45	1,250,000	1,347,192
Series A-2	5.000%	5/15/30	1,800,000	2,156,924	(b)(c)
Series C-1	5.000%	11/15/33	350,000	392,463
New York City, NY, GO:
Subseries D-1	5.000%	3/1/43	2,000,000	2,403,473
Subseries F-1	5.000%	3/1/50	2,000,000	2,411,042
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	500,000	546,133
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	750,000	832,992
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,774,283
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	4,500,000	5,039,670
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,736,851

See Notes to Schedule of Investments.

12	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, TFA Future Tax Secured Revenue:
Subordinated, Series B-1	5.000%	8/1/45	$3,000,000	$3,464,526
Subordinated, Series C-1	4.000%	5/1/46	7,000,000	7,795,262
New York State Dormitory Authority Revenue:
Bidding Group 3, Series A	5.000%	3/15/42	1,000,000	1,176,009
Series B, Refunding	5.000%	2/15/43	5,000	5,921	(e)
Series B, Refunding	5.000%	2/15/43	2,995,000	3,469,775
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	2,000,000	2,374,563
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	3,250,000	3,913,901
New York State Dormitory Authority, State Personal Income Tax Revenue: Bidding Group 4, Series A, Refunding	4.000%	3/15/46	2,500,000	2,778,286
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,250,000	3,891,411
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,864,535	(d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	3,800,000	3,740,896	(f)
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	2,029,774
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Subordinated, Series B, Refunding	4.000%	1/1/50	3,000,000	3,251,084
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,974,934	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,500,000	1,607,951	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,250,000	9,851,919	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	250,000	266,805	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	1,000,000	1,065,085	(a)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/39	$1,800,000	$1,952,067
Port Authority of New York & New Jersey Revenue:
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	7,092,065
Series 221	4.000%	7/15/55	3,600,000	3,886,301	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	2,250,000	2,722,219
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,000,000	1,218,900
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	1,250,000	1,383,257
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	7,350,000	8,860,792
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/56	2,500,000	3,038,016

Total New York				113,544,724

North Carolina - 1.4%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	2,066,738
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	832,414
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	547,308
The Forest at Duke Project	4.000%	9/1/46	715,000	779,061
The Forest at Duke Project	4.000%	9/1/51	1,000,000	1,086,418
North Carolina State Turnpike Authority,
Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	750,000	827,190
Series A, Refunding	5.000%	7/1/51	1,500,000	1,651,558

Total North Carolina				7,790,687

See Notes to Schedule of Investments.

14	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 2.2%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$2,400,000	$2,614,545
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,276,169	(e)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	1,500,000	1,547,697	(a)(b)(c)

Total Ohio				12,438,411

Oklahoma - 0.4%
Oklahoma State Municipal Power Authority Revenue, Series A, Refunding, AGM	4.000%	1/1/47	2,000,000	2,243,403
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	332,733	832	*(h)

Total Oklahoma				2,244,235

Oregon - 1.2%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,242,760
Port of Portland, OR, Airport Revenue: Portland International Airport, Series 28, Refunding	5.000%	7/1/52	3,000,000	3,632,884	(a)
Portland International Airport, Series C, Refunding	5.000%	7/1/24	1,000,000	1,076,134	(a)

Total Oregon				6,951,778

Pennsylvania - 4.3%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/32	250,000	293,687
Series 2018	5.000%	6/1/33	500,000	586,282
Cumberland County, PA, Municipal Authority Revenue: Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	375,000	412,382	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	855,000	940,232	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/30	1,145,000	1,234,771
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	614,500	(e)
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/51	2,750,000	3,241,057

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	$1,250,000	$1,460,840
Pennsylvania State Turnpike Commission Revenue:
Series B, Refunding	5.000%	12/1/46	1,500,000	1,818,728
Series C, Refunding	4.000%	12/1/51	2,000,000	2,228,417
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,384,326
Subordinated, Series B	5.000%	12/1/50	1,000,000	1,199,487
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	1,200,000	1,472,793
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,955,535
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,086,208	(e)
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	688,677
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	2,039,576

Total Pennsylvania				24,657,498

Puerto Rico - 5.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	2,500,000	2,834,502	(d)
Series B, Refunding	5.000%	7/1/33	1,340,000	1,606,627	(d)
Puerto Rico Commonwealth Public Improvement, GO, Series A, Refunding	5.000%	7/1/41	1,250,000	1,140,625	*(h)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	2,230,000	2,299,687	*(h)
Series A	5.050%	7/1/42	350,000	360,938	*(h)
Series XX	5.250%	7/1/40	3,495,000	3,621,694	*(h)
Series ZZ, Refunding	5.250%	7/1/18	1,250,000	1,292,188	*(i)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	960,000	851,012
CAB, Restructured, Series A-1	0.000%	7/1/46	1,040,000	337,856
CAB, Restructured, Series A-1	0.000%	7/1/51	6,700,000	1,577,092
Restructured, Series A-1	4.550%	7/1/40	230,000	254,798

See Notes to Schedule of Investments.

16	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Restructured, Series A-1	5.000%	7/1/58	$4,000,000	$4,485,808
Restructured, Series A-2	4.329%	7/1/40	5,380,000	5,891,282
Restructured, Series A-2A	4.550%	7/1/40	3,550,000	3,932,759

Total Puerto Rico				30,486,868

South Carolina - 0.3%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/48	1,750,000	1,996,721	(a)

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	576,396

Tennessee - 1.8%
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,200,000	1,397,526
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	500,000	582,633
Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,164,638
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	6,500,000	6,980,029	(b)(c)

Total Tennessee				10,124,826

Texas - 7.0%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,452,941	(e)
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,448,663
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series B	4.000%	1/1/51	750,000	816,794
Senior Lien, Series E	4.000%	1/1/50	2,500,000	2,712,900
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	2,050,000	2,421,559	(a)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	573,590
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, Series A, B and C (0.000% to 10/1/23 then 5.500%)	0.000%	10/1/36	4,000,000	4,537,450

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	$880,000	$1,011,208	(g)
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	5,500,000	5,895,908	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	1,500,000	1,551,312	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	2,000,000	2,205,808	(a)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,082,293
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	135,846	(a)
Series 2017	5.000%	11/1/36	120,000	135,882	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Sanctuary LTC Project, Series A	5.500%	1/1/57	2,000,000	1,945,458
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	801,949
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,000,000	1,019,946
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	923,630
Series B, Refunding	5.000%	1/1/40	2,000,000	2,065,476
Series B, Refunding	5.000%	1/1/45	2,105,000	2,290,317
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series 2021A	3.000%	1/1/50	400,000	330,844	(a)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	1,750,000	1,999,402
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	610,000	673,048
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,741,304	(a)

See Notes to Schedule of Investments.

18	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$500,000	$276,650	*(d)(h)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	52,500	*(h)

Total Texas				40,102,678

U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	710,000	711,821
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,390,000	1,393,534
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	1,200,000	1,210,601

Total U.S. Virgin Islands				3,315,956

Utah - 1.6%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	6,023,294	(a)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,086,764
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	1,200,000	1,302,472
Series 2021	4.000%	10/15/38	500,000	550,369

Total Utah				8,962,899

Virginia - 3.2%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	860,824
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,226,120	(a)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,660,857	(a)
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	2,000,000	2,209,367
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	588,393

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	19

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	$300,000	$352,193
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	3,200,000	3,863,122	(a)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,000,000	1,203,748	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	3,000,000	3,043,811	(a)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,027,900	(a)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	1,250,000	1,504,297	(a)(f)

Total Virginia				18,540,632

Washington - 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	5/1/43	1,500,000	1,691,414	(a)
Series 2019	4.000%	4/1/44	750,000	820,252	(a)
Series 2019	5.000%	4/1/44	1,500,000	1,763,678	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	1,000,000	1,116,220	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/33	245,000	300,848
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,328,302
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	1,500,000	1,789,070

Total Washington				8,809,784

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	1,250,000	1,508,298	(b)(c)

Wisconsin - 0.8%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	2,500,000	2,879,124
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020	5.000%	1/1/40	500,000	574,123
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,390,000	1,445,988	(d)

Total Wisconsin				4,899,235

Total Municipal Bonds (Cost - $749,949,119)				798,916,706

See Notes to Schedule of Investments.

20	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST (j) - 1.6%
New York - 1.6%
New York State Urban Development Corp. Revenue, State Personal Income Tax Revenue Bonds, Bidding Group 3, Series E, Refunding (Cost - $9,885,936)	4.000%	3/15/41	$8,480,000	$9,477,413

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $759,835,055)				808,394,119

SHORT-TERM INVESTMENTS - 4.8%
MUNICIPAL BONDS - 4.8%
Delaware - 0.2%
University of Delaware Revenue, Series C, Refunding, SPA - TD Bank N.A.	0.090%	11/1/37	1,000,000	1,000,000	(k)(l)

Florida - 0.1%
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, LOC - TD Bank N.A.	0.190%	10/1/26	300,000	300,000	(k)(l)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	0.130%	5/1/24	300,000	300,000	(a)(k)(l)

Total Florida				600,000

Indiana - 0.2%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	0.090%	11/1/39	300,000	300,000	(k)(l)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	0.090%	11/1/39	1,000,000	1,000,000	(k)(l)

Total Indiana				1,300,000

Massachusetts - 0.3%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC -TD Bank N.A.	0.060%	10/1/42	1,400,000	1,400,000	(k)(l)

Mississippi - 0.7%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	0.080%	12/1/30	1,200,000	1,200,000	(k)(l)
Chevron USA Inc. Project, Series E	0.080%	12/1/30	200,000	200,000	(k)(l)
Chevron USA Inc. Project, Series G	0.080%	11/1/35	1,100,000	1,100,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	21

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - continued
Chevron USA Inc. Project, Series H	0.080%	11/1/35	$900,000	$900,000	(k)(l)
Chevron USA Inc. Project, Series K	0.080%	11/1/35	500,000	500,000	(k)(l)

Total Mississippi				3,900,000

New Jersey - 0.5%
New Jersey State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.190%	7/1/33	2,800,000	2,800,000	(k)(l)

New York - 1.8%
New York City, NY, GO:
Subseries G-6, LOC - Mizuho Bank Ltd.	0.070%	4/1/42	600,000	600,000	(k)(l)
Subseries I-4, LOC - TD Bank N.A.	0.090%	4/1/36	740,000	740,000	(k)(l)
New York City, NY, HDC, MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	0.220%	4/1/39	4,600,000	4,600,000	(a)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.090%	6/15/48	845,000	845,000	(k)(l)
New York City, NY, TFA Revenue Future Tax Secured, Subseries D-3, SPA - Mizuho Bank Ltd.	0.110%	2/1/44	1,800,000	1,800,000	(k)(l)
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC	0.190%	11/1/41	2,000,000	2,000,000	(a)(k)(l)

Total New York				10,585,000

Pennsylvania - 0.7%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series A, LOC - TD Bank N.A.	0.190%	5/1/55	3,900,000	3,900,000	(k)(l)

Texas - 0.1%
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Refunding	0.090%	5/1/46	200,000	200,000	(k)(l)
ExxonMobil Corp., Series B, Refunding	0.110%	11/1/29	400,000	400,000	(a)(k)(l)

Total Texas				600,000

Utah - 0.2%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.070%	5/15/58	1,400,000	1,400,000	(k)(l)

TOTAL MUNICIPAL BONDS (Cost - $27,485,000)				27,485,000

See Notes to Schedule of Investments.

22	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $58,136)	0.010%	58,136	$58,136 (m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $27,543,136)			27,543,136

TOTAL INVESTMENTS - 145.0% (Cost - $787,378,191)			835,937,255
TOB Floating Rate Notes - (1.1)%			(6,360,000)
Other Liabilities in Excess of Other Assets - (43.9)%			(253,171,535)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$576,405,720

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of February 28, 2022.

(i)	The maturity principal is currently in default as of February 28, 2022.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2022, the total market value of investments in Affiliated Companies was $58,136 and the cost was $58,136 (Note 2).

See Notes to Schedule of Investments.

Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report	23

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2022

Abbreviation(s) used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

24	Western Asset Managed Municipals Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

25

Notes to Schedule of Investments (unaudited) (cont’d)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$798,916,706	—	$798,916,706
Municipal Bonds Deposited in Tender Option Bond Trust	—	9,477,413	—	9,477,413

Total Long-Term Investments	—	808,394,119	—	808,394,119

Short-Term Investments†:
Municipal Bonds	—	27,485,000	—	27,485,000
Money Market Funds	$58,136	—	—	58,136
Total Short-Term Investments	58,136	27,485,000	—	27,543,136

Total Investments	$58,136	$835,879,119	—	$835,937,255

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2022. The following transactions were effected in such company for the period ended February 28, 2022.

	Affiliate Value at May 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$58,968	$10,240,100	10,240,100	$10,240,932	10,240,932	—	$6	—	$58,136

27